World Omni Auto Receivables Trust 2012-B Monthly Servicer Certificate December 31, 2012	Exhibit 99.1

Dates Covered
Collections Period	12/01/12 - 12/31/12
Interest Accrual Period	12/17/12 - 01/14/13
30/360 Days	30
Actual/360 Days	29
Distribution Date	01/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/12	662,082,237.94	37,519
Yield Supplement Overcollateralization Amount at 11/30/12	13,787,717.13	0

Receivables Balance at 11/30/12	675,869,955.07	37,519
Principal Payments	18,555,885.01	810
Defaulted Receivables	340,622.70	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/12	13,232,310.79	0

Pool Balance at 12/31/12	643,741,136.57	36,694

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507
Delinquent Receivables:
Past Due 31-60 days	7,375,257.51	619
Past Due 61-90 days	1,013,857.60	80
Past Due 91 + days	387,599.19	22

Total	8,776,714.30	721

Total 31+ Delinquent as % Ending Pool Balance	1.36%

Recoveries	251,586.54

Aggregate Net Losses/(Gains) - December 2012	89,036.16

Overcollateralization Target Amount	28,968,351.15
Actual Overcollateralization	21,111,811.53

Weighted Average APR	4.11%
Weighted Average APR, Yield Adjusted	5.07%
Weighted Average Remaining Term	57.28

Flow of Funds	$ Amount
Collections	21,017,367.54
Advances	26,437.17
Investment Earnings on Cash Accounts	2,072.30
Servicing Fee	(563,224.96)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	20,482,652.05

Distributions of Available Funds
(1) Class A Interest	264,704.97
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	20,205,278.31
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	20,482,652.05

Servicing Fee	563,224.96
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 12/17/12	642,834,603.35
Principal Paid	20,205,278.31
Note Balance @ 01/15/13	622,629,325.04

Class A-1
Note Balance @ 12/17/12	126,977,603.35
Principal Paid	20,205,278.31
Note Balance @ 01/15/13	106,772,325.04
Note Factor @ 01/15/13	63.5549554%

Class A-2
Note Balance @ 12/17/12	218,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/13	218,000,000.00
Note Factor @ 01/15/13	100.0000000%

Class A-3
Note Balance @ 12/17/12	176,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/13	176,000,000.00
Note Factor @ 01/15/13	100.0000000%

Class A-4
Note Balance @ 12/17/12	107,515,000.00
Principal Paid	0.00
Note Balance @ 01/15/13	107,515,000.00
Note Factor @ 01/15/13	100.0000000%

Class B
Note Balance @ 12/17/12	14,342,000.00
Principal Paid	0.00
Note Balance @ 01/15/13	14,342,000.00
Note Factor @ 01/15/13	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	277,373.74
Total Principal Paid	20,205,278.31

Total Paid	20,482,652.05

Class A-1
Coupon	0.24000%
Interest Paid	24,549.00
Principal Paid	20,205,278.31

Total Paid to A-1 Holders	20,229,827.31

Class A-2
Coupon	0.43000%
Interest Paid	78,116.67
Principal Paid	0.00

Total Paid to A-2 Holders	78,116.67

Class A-3
Coupon	0.61000%
Interest Paid	89,466.67
Principal Paid	0.00

Total Paid to A-3 Holders	89,466.67

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00

Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00

Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4056020
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.5460576

Total Distribution Amount	29.9516596

A-1 Interest Distribution Amount	0.1461250
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	120.2695138

Total A-1 Distribution Amount	120.4156388

A-2 Interest Distribution Amount	0.3583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.3583333

A-3 Interest Distribution Amount	0.5083334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5083334

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.8833336

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 11/30/12	61,201.73
Balance as of 12/31/12	87,638.90
Change	26,437.17

Reserve Account
Balance as of 12/17/12	1,748,995.36
Investment Earnings	169.23
Investment Earnings Paid	(169.23)
Deposit/(Withdrawal)	—
Balance as of 01/15/13	1,748,995.36
Change	—

Required Reserve Amount	1,748,995.36